INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

A reconciliation of the federal income tax rates to the Company’s effective tax rates for the year ended December 31, 2023 consist of the following:

2023
U.S. federal statutory rate	21.0%
Effects of:
State taxes, net of federal benefit	7.0%
Stock based compensation	(0.6)%
Permanent differences	(0.3)%
Other	(0.3)%
Change in valuation allowance	(26.8)%
Effective rate	–%

Significant components of the Company’s deferred tax assets as of December 31, 2023 are summarized below.

2023
Deferred tax asset:
Net operating losses	$9,235,000
Stock based compensation	479,000
Total deferred tax asset	9,714,000
Less valuation allowance	(9,714,000)
Net deferred income tax liability	$–

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance of $9,714,000 required as of December 31, 2023, as the Company determined it is more likely than not the deferred tax assets will not be realized. Our net deferred tax asset and valuation allowance increased by $1,315,000 for the year ended December 31, 2023. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company files income tax returns in the U.S., Colorado, and California jurisdictions and is subject to examination by the various taxing authorities.

U.S. federal statutory rate	21.00%
Effects of:
State taxes, net of federal benefit	7.00%
Stock based compensation	(0.60%)
Permanent differences	(0.30%)
Other	(0.30%)
Change in valuation allowance	(26.80%)
Effective rate	0.00%